Inventories (Detail Textuals) - USD ($)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Classes of current inventories [abstract]
Inventories pledged with carrying values pledged against the Group's debt	$ 149,025,563	$ 270,399,288
Cost of inventories as expense	479,644,712	456,671,991
Impairment in (realizable values of) inventory	133,984,426
Inventory write downs	$ 99,519	$ 23,776